Note 9 - Retirement Plans (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan Obligation, Underfunded			$ 1,600,000		$ 200,000
Defined Benefit Plan, Actuarial Gain (Loss)					1,454,052	(1,562,121)	69,046
Accumulated Unrecognized Actuarial Pension (Gain) Loss Not Yet Recognized in Net Periodic Pension Benefit Cost					(183,962)	1,270,090	(292,031)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year					30,000
Defined Benefit Plan, Accumulated Benefit Obligation					3,959,927	4,625,576	3,820,407
Defined Benefit Plan, Contributions by Employer	0	0	0	0
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year			$ 0